Segment Reporting - Schedule of Revenue by Major Revenue (Details) - Reporting segment [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES, NET
Revenues, net	$ 27,967,081	$ 22,283,171
COSTS OF REVENUES
Cost of revenues	24,268,344	22,265,782
GROSS PROFIT (LOSS)
Gross (loss) profit	3,698,737	17,389
OPERATING EXPENSES
Selling expenses	495,385	361,679
General and administrative expenses	3,116,148	4,212,561
Research and development expenses	754,331	847,852
Total operating expenses	4,365,864	5,422,092
LOSS FROM OPERATIONS	(667,127)	(5,404,703)
OTHER (EXPENSES) INCOME
Investment income	47,467	84,295
Interest expense, net	(2,217,089)	(918,199)
Other (expense) income, net	(3,258)	217,635
Total other expenses, net	(2,172,880)	(616,269)
LOSS BEFORE INCOME TAXES	(2,840,007)	(6,020,972)
Graphite anode business [Member]
REVENUES, NET
Revenues, net	27,907,475	21,561,285
COSTS OF REVENUES
Cost of revenues	24,262,266	21,984,752
GROSS PROFIT (LOSS)
Gross (loss) profit	3,645,209	(423,467)
Peer-to-peer knowledge sharing and enterprise business [Member]
REVENUES, NET
Revenues, net	59,606	721,886
COSTS OF REVENUES
Cost of revenues	6,078	281,030
GROSS PROFIT (LOSS)
Gross (loss) profit	$ 53,528	$ 440,856